Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of movement in property, plant and equipment

	Land and buildings £ million	Plant and equipment £ million	Fixtures and fittings £ million	Returnable bottles and crates £ million	Under construction £ million	Total £ million
Cost
At 30 June 2020	2,141	4,868	127	575	549	8,260
Exchange differences	(137)	(322)	(10)	(55)	(34)	(558)
Acquisitions	9	2	—	—	4	15
Sale of businesses	(1)	(3)	—	—	—	(4)
Additions	95	149	9	27	367	647
Disposals	(24)	(126)	(7)	(21)	—	(178)
Transfers	77	146	2	2	(227)	—
At 30 June 2021	2,160	4,714	121	528	659	8,182
Hyperinflation adjustment in respect of Turkey	56	32	2	—	7	97
Exchange differences	107	226	1	11	45	390
Sale of businesses	(4)	(58)	(3)	(19)	(1)	(85)
Additions	230	245	8	41	612	1,136
Disposals	(65)	(122)	(15)	(32)	(3)	(237)
Transfers	177	249	10	13	(449)	—
Reclassification to assets held for sale	(8)	(25)	—	—	—	(33)
At 30 June 2022	2,653	5,261	124	542	870	9,450
Depreciation
30 June 2020	597	2,256	86	395	—	3,334
Exchange differences	(31)	(167)	(8)	(39)	—	(245)
Depreciation charge for the year	110	244	15	29	—	398
Sale of businesses	—	(2)	—	—	—	(2)
Disposals	(18)	(113)	(7)	(14)	—	(152)
At 30 June 2021	658	2,218	86	371	—	3,333
Exchange differences	31	94	1	9	—	135
Depreciation charge for the year	127	277	14	29	—	447
Sale of businesses	(4)	(50)	(2)	(18)	—	(74)
Disposals	(62)	(113)	(13)	(30)	—	(218)
Transfers	5	4	(9)	—	—	—
Reclassification to assets held for sale	(5)	(16)	—	—	—	(21)
At 30 June 2022	750	2,414	77	361	—	3,602
Carrying amount
At 30 June 2022	1,903	2,847	47	181	870	5,848
At 30 June 2021	1,502	2,496	35	157	659	4,849
At 30 June 2020	1,544	2,612	41	180	549	4,926